AB Global Real Estate Investment Fund

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 100.0%
Real Estate – 96.6%
Diversified Real Estate Activities – 5.9%
City Developments Ltd.	103,100	$736,902
Mitsubishi Estate Co., Ltd.	56,000	955,725
Mitsui Fudosan Co., Ltd.	127,600	2,928,505
Sumitomo Realty & Development Co., Ltd.	33,600	1,047,088
Sun Hung Kai Properties Ltd.	134,000	1,936,756
UOL Group Ltd.	130,600	700,379
		8,305,355
Diversified REITs – 8.3%
Activia Properties, Inc.	157	747,349
Alexander & Baldwin, Inc.	36,420	684,696
Armada Hoffler Properties, Inc.	41,305	692,272
Essential Properties Realty Trust, Inc.	40,860	936,103
Fibra Uno Administracion SA de CV	263,340	398,830
GPT Group (The)	273,822	1,034,919
Hulic Reit, Inc.	847	1,428,450
ICADE	19,010	1,893,994
Kenedix Office Investment Corp. - Class A	125	932,781
Land Securities Group PLC	58,180	627,071
Merlin Properties Socimi SA	61,715	796,503
Mirvac Group	583,240	1,160,143
NIPPON REIT Investment Corp.	111	477,639
		11,810,750
Health Care REITs – 9.7%
Assura PLC	1,006,710	951,285
Healthpeak Properties, Inc.	81,320	2,572,965
Medical Properties Trust, Inc.	104,000	2,197,520
Omega Healthcare Investors, Inc.	54,840	2,171,664
Physicians Realty Trust	79,649	1,502,180
Welltower, Inc.	57,480	4,300,654
		13,696,268
Hotel & Resort REITs – 2.4%
Japan Hotel REIT Investment Corp.	460	256,927
Park Hotels & Resorts, Inc.	88,720	1,620,027
RLJ Lodging Trust	112,570	1,487,050
		3,364,004
Industrial REITs – 10.4%
Americold Realty Trust	74,384	2,281,357
Dream Industrial Real Estate Investment Trust(a)	74,827	705,205
Mitsui Fudosan Logistics Park, Inc.	144	643,726
Nippon Prologis REIT, Inc.	454	1,229,560
Prologis, Inc.	67,070	5,652,660
Rexford Industrial Realty, Inc.	23,050	1,078,049
Segro PLC	144,796	1,535,057
STAG Industrial, Inc.	58,540	1,637,949
		14,763,563
Office REITs – 13.5%
Alexandria Real Estate Equities, Inc.	20,330	3,087,720
Allied Properties Real Estate Investment Trust	31,220	1,266,942
Boston Properties, Inc.	23,220	2,993,987

Company	Shares	U.S. $ Value
CapitaLand Commercial Trust	899,100	$1,205,407
City Office REIT, Inc.	47,380	549,608
Cousins Properties, Inc.	64,365	2,297,187
Daiwa Office Investment Corp.	116	894,291
Easterly Government Properties, Inc.	34,680	824,344
Inmobiliaria Colonial Socimi SA	64,860	828,459
Invesco Office J-Reit, Inc.	3,800	768,286
Japan Real Estate Investment Corp.	130	888,959
Kilroy Realty Corp.	23,360	1,698,038
Mori Hills REIT Investment Corp.	740	1,164,598
Nippon Building Fund, Inc.	59	441,100
True North Commercial Real Estate Investment
Trust	53,076	282,334
		19,191,260
Real Estate Development – 2.9%
CIFI Holdings Group Co., Ltd.	800,000	628,969
CK Asset Holdings Ltd.	393,000	2,508,506
Instone Real Estate Group AG(b) (c)	36,020	926,508
		4,063,983
Real Estate Operating Companies – 12.0%
Aroundtown SA	340,811	2,960,943
Azrieli Group Ltd.	9,640	701,165
CA Immobilien Anlagen AG	31,271	1,269,184
Entra ASA(b)	105,822	1,676,207
Fabege AB	114,740	1,884,558
Grainger PLC	219,210	838,249
Hulic Co., Ltd.	26,800	298,524
PSP Swiss Property AG	6,500	960,717
Swire Properties Ltd.	266,600	802,404
Vonovia SE	76,016	4,113,077
Wharf Real Estate Investment Co., Ltd.	126,000	580,412
Wihlborgs Fastigheter AB	49,080	942,856
		17,028,296
Real Estate Services – 0.5%
Unibail-Rodamco-Westfield	6,400	770,116
Residential REITs – 14.3%
American Campus Communities, Inc.	38,670	1,679,825
American Homes 4 Rent - Class A	85,600	2,216,184
Bluerock Residential Growth REIT, Inc.	33,260	345,571
Camden Property Trust	16,130	1,709,458
Comforia Residential REIT, Inc.	163	498,331
Essex Property Trust, Inc.	10,120	2,867,603
Independence Realty Trust, Inc.	106,710	1,414,975
Japan Rental Housing Investments, Inc.	625	565,548
Killam Apartment Real Estate Investment Trust(a)	113,990	1,822,481
Mid-America Apartment Communities, Inc.	20,730	2,679,560
Northview Apartment Real Estate Investment
Trust	33,970	911,097
Sun Communities, Inc.	17,873	2,732,424
UNITE Group PLC (The)	63,511	923,938
		20,366,995
Retail REITs – 10.0%
AEON REIT Investment Corp.	224	271,476

Company	Shares	U.S. $ Value
Agree Realty Corp.	18,100	$1,299,942
Brixmor Property Group, Inc.	117,290	2,135,851
Japan Retail Fund Investment Corp.	197	373,455
Link REIT	208,261	1,944,117
Realty Income Corp.	47,370	3,429,114
Retail Properties of America, Inc. - Class A	158,170	1,656,040
Simon Property Group, Inc.	8,458	1,041,011
SITE Centers Corp.	97,050	1,117,045
Vicinity Centres	669,170	947,732
		14,215,783
Specialized REITs – 6.7%
CubeSmart	51,340	1,554,062
Digital Realty Trust, Inc.	25,450	3,056,800
MGM Growth Properties LLC - Class A	49,170	1,411,179
National Storage Affiliates Trust	61,960	2,090,530
Public Storage	3,770	788,382
Safestore Holdings PLC	63,370	643,093
		9,544,046
		137,120,419
Consumer Durables & Apparel – 1.3%
Homebuilding – 1.3%
Lennar Corp. - Class A	12,360	745,802
Persimmon PLC	17,140	633,698
Taylor Wimpey PLC	192,590	508,549
		1,888,049
Transportation – 1.2%
Highways & Railtracks – 1.2%
Transurban Group	169,557	1,653,368
Health Care Equipment & Services – 0.4%
Health Care Facilities – 0.4%
Orpea	4,880	633,198
Materials – 0.3%
Construction Materials – 0.3%
Grupo Cementos de Chihuahua SAB de CV	79,090	392,456
Consumer Services – 0.2%
Leisure Facilities – 0.2%
Planet Fitness, Inc.(c)	5,120	345,550
Total Common Stocks
(cost $126,217,727)		142,033,040
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money
Market Portfolio - Class AB, 1.52%(d) (e) (f)
(cost $405,148)	405,148	405,148

		Principal
		Amount
		(000)	U.S. $ Value
Time Deposits – 0.2%
Australia and New Zealand Banking
Group, Hong Kong
0.31%, 03/02/2020	AUD	144	$94,024
BBH, Grand Cayman
(1.47)%, 03/02/2020	CHF	2	2,103
(0.68)%, 03/02/2020	EUR	15	16,548
(0.26)%, 03/02/2020	JPY	1,817	16,850
(0.17)%, 03/02/2020	SEK	158	16,457
0.63%, 03/02/2020	HKD	110	14,165
0.70%, 03/02/2020	NOK	137	14,543
0.70%, 03/02/2020	NZD	2	1,029
0.82%, 03/02/2020	CAD	21	15,423
Citibank, London
0.33%, 03/02/2020	GBP	19	24,986
Hong Kong & Shanghai Bank, Singapore
0.50%, 03/02/2020	SGD	35	25,120
Total Time Deposits
(cost $241,248)			241,248
Total Short-Term Investments
(cost $646,396)			646,396
Total Investments Before Security Lending Collateral for
Securities Loaned – 100.5%
(cost $126,864,123)			142,679,436

Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7% Investment Companies – 0.7%

AB Fixed Income Shares, Inc. - Government Money
Market Portfolio - Class AB, 1.52%(d) (e) (f)
(cost $965,259)				965,259		965,259
Total Investments – 101.2%
(cost $127,829,382) (g)						143,644,695
Other assets less liabilities – (1.2)%						(1,674,315)
Net Assets – 100.0%						$141,970,380
FORWARD CURRENCY EXCHANGE CONTRACTS
	Contracts to		In Exchange			Unrealized
	Deliver		For		Settlement	Appreciation/
Counterparty	(000)		(000)		Date	(Depreciation)
Bank of America, NA	AUD	1,004	USD	694	03/16/2020 $	39,780
Bank of America, NA	USD	557	GBP	427	03/16/2020	(10,260)
Bank of America, NA	CNY	2,534	USD	361	06/15/2020	(1,367)
Barclays Bank PLC	JPY	61,877	USD	560	03/16/2020	(14,278)
Brown Brothers Harriman &
Co.	AUD	677	USD	460	03/16/2020	19,109
Brown Brothers Harriman &
Co.	CAD	486	USD	366	03/16/2020	4,292
Brown Brothers Harriman &
Co.	CHF	356	USD	369	03/16/2020	(428)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Brown Brothers Harriman &
Co.	CHF	601	USD	626	03/16/2020 $	2,912
Brown Brothers Harriman &
Co.	EUR	310	USD	338	03/16/2020	(4,102)
Brown Brothers Harriman &
Co.	EUR	790	USD	875	03/16/2020	2,068
Brown Brothers Harriman &
Co.	GBP	847	USD	1,109	03/16/2020	22,455
Brown Brothers Harriman &
Co.	ILS	1,413	USD	408	03/16/2020	504
Brown Brothers Harriman &
Co.	JPY	5,113	USD	47	03/16/2020	(427)
Brown Brothers Harriman &
Co.	NOK	5,029	USD	565	03/16/2020	30,501
Brown Brothers Harriman &
Co.	USD	551	AUD	797	03/16/2020	(31,452)
Brown Brothers Harriman &
Co.	USD	766	CAD	1,014	03/16/2020	(10,237)
Brown Brothers Harriman &
Co.	USD	1,226	EUR	1,100	03/16/2020	(10,849)
Brown Brothers Harriman &
Co.	USD	548	GBP	420	03/16/2020	(9,017)
Brown Brothers Harriman &
Co.	USD	419	SGD	564	03/16/2020	(14,464)
Brown Brothers Harriman &
Co.	USD	547	GBP	418	06/15/2020	(9,290)
Citibank, NA	USD	986	CHF	957	03/16/2020	7,356
Citibank, NA	USD	1,316	SGD	1,782	03/16/2020	(36,584)
Citibank, NA	EUR	1,803	USD	1,969	06/15/2020	(32,805)
Goldman Sachs Bank USA	USD	592	MXN	11,076	03/17/2020	(30,254)
Goldman Sachs Bank USA	USD	929	CHF	901	06/15/2020	11,076
JPMorgan Chase Bank, NA	USD	754	JPY	81,860	03/16/2020	5,972
Morgan Stanley & Co., Inc.	JPY	76,747	USD	706	03/16/2020	(5,851)
Standard Chartered Bank	CAD	960	USD	732	03/16/2020	16,515
Standard Chartered Bank	NOK	9,402	USD	1,020	06/15/2020	21,183
State Street Bank & Trust
Co.	MXN	11,076	USD	573	03/17/2020	11,373
UBS AG	USD	570	JPY	61,877	03/16/2020	3,760
						$ (22,809)

(a)Represents entire or partial securities out on loan.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $2,602,715 or 1.8% of net assets.

(c)Non-income producing security.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)Affiliated investments.

(g)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,364,000 and gross unrealized depreciation of investments was $(5,571,496), resulting in net unrealized appreciation of $15,792,504.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1
February 29, 2020 (unaudited)
53.7%	United States
11.8%	Japan
5.6%	Germany
5.4%	Hong Kong
4.7%	United Kingdom
3.5%	Canada
3.4%	Australia
2.3%	France
2.0%	Sweden
1.8%	Singapore
1.2%	Norway
1.1%	Spain
0.9%	Austria
2.1%	Other
0.5%	Short-Term
100.0%	Total Investments

1All data are as of February 29, 2020. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see "Portfolio of Investments" section of the report for additional details). "Other" country weightings represent 0.7% or less in the following: China, Israel, Mexico and Switzerland.

AB Global Real Estate Investment Fund

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$87,589,736	$49,530,683		$-0-	$137,120,419
Consumer Durables & Apparel . . . . . . . . . . . . . . .	745,802	1,142,247		-0-	1,888,049
Transportation . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	1,653,368		-0-	1,653,368
Health Care Equipment & Services . . . . . . . . . . . .	-0-	633,198		-0-	633,198
Materials . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	392,456	-0-		-0-	392,456
Consumer Services . . . . . . . . . . . . . . . . . . . . . . .	345,550	-0-		-0-	345,550
Short-Term Investments:
Investment Companies . . . . . . . . . . . . . . . . . . . .	405,148	-0-		-0-	405,148
Time Deposits . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	241,248		-0-	241,248
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund . . . . . . . . . . . . . . . . . .	965,259	-0-		-0-	965,259
Total Investments in Securities . . . . . . . . . . . . . . . . . .		53,200,744+
	90,443,951			-0-	143,644,695
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts . . . . . . . . . . . . .	-0-	198,856		-0-	198,856
Liabilities
Forward Currency Exchange Contracts . . . . . . . . . . . . .	-0-	(221,665)		-0-	(221,665)
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$90,443,951	$53,177,935		$-0-	$143,621,886

+A significant portion of the Fund's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/19	at Cost	Proceeds	2/29/20	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio".	$ 1,527	$ 5,357	$ 6,479	$405	$2
Government Money Market Portfolio*...	1,863	4,955	5,853	965	0**
Total"				$1,370	$2

*Investment of cash collateral for securities lending transactions.

**Amount is less than $500.